Prepayments and other current assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments and other current assets, net
Allowance for credit losses recorded	¥ 11,760	¥ 18,102	¥ 154